Income Tax - Summary of Income Tax Charged to Profit or Loss (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Major components of tax expense (income) [abstract]
Current	¥ 143	¥ 222	¥ 942
Deferred	(4,372)	(4,149)	(123)
Income tax expense	¥ (4,229)	¥ (3,927)	¥ 819